CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,195	$ 12,195	$ 9,213
Net (redemption) issuance of preferred units	(220)	(220)	8
Issuance of perpetual subordinated notes	$ 293	293	0
Issuance of limited partnership and redeemable partnership units, net of redemptions		13	945
Issuance of BIPC exchangeable shares		0	1,770
Issuance of BIPC exchangeable LP Units		0	259
Ending balance		12,281	12,195
Weighted Average Invested Capital		$ 12,270	$ 10,076